Investment securities	9 Months Ended
Jul. 31, 2020
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Investment securities
7.	Investment securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	July 31 2020	April 30 2020	October 31 2019
Debt investment securities measured at FVOCI	$83,663	$83,466	$58,157
Debt investment securities measured at amortized cost	36,116	33,482	21,845
Equity investment securities designated at FVOCI	1,643	1,467	1,561
Investment securities measured at FVTPL	1,143	1,187	796
Total investment securities	$122,565	$119,602	$82,359
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at July 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$21,199	$589	$–	$21,788
Canadian provincial and municipal debt	19,215	300	–	19,515
U.S. treasury and other U.S. agency debt	12,663	738	–	13,401
Other foreign government debt	27,339	360	6	27,693
Other debt	1,238	29	1	1,266
Total	$81,654	$2,016	$7	$83,663

As at April 30, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$28,710	$524	$2	$29,232
Canadian provincial and municipal debt	12,366	187	3	12,550
U.S. treasury and other U.S. agency debt	15,465	720	–	16,185
Other foreign government debt	23,461	222	48	23,635
Other debt	1,847	20	3	1,864
Total	$81,849	$1,673	$56	$83,466

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$12,176	$216	$11	$12,381
Canadian provincial and municipal debt	3,203	42	4	3,241
U.S. treasury and other U.S. agency debt	19,527	384	22	19,889
Other foreign government debt	20,543	87	19	20,611
Other debt	2,012	24	1	2,035
Total	$57,461	$753	$57	$58,157

(b) Debt investment securities measured at amortized cost

	As at
	July 31, 2020		April 30, 2020		October 31, 2019
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$21,737	$21,615	$17,600	$17,506	$7,575	$7,580
U.S. treasury and other U.S. agency debt	11,468	11,071	12,576	12,122	9,419	9,279
Other foreign government debt	1,757	1,736	1,667	1,654	1,979	1,970
Corporate debt	1,707	1,694	2,214	2,200	3,027	3,016
Total	$36,669	$36,116	$34,057	$33,482	$22,000	$21,845
(1)	Balances are net of allowances of nil (April 30, 2020 – nil; October 31, 2019 – nil).
(c) Equity investment securities designated as at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these instruments are held for strategic purposes.

As at July 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$26	$–	$12	$14
Common shares	1,453	234	58	1,629
Total	$1,479	$234	$70	$1,643

As at April 30, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$21	$–	$3	$18
Common shares	1,343	184	78	1,449
Total	$1,364	$184	$81	$1,467

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$146	$–	$53	$93
Common shares	1,262	223	17	1,468
Total	$1,408	$223	$70	$1,561
Dividend income earned on equity securities designated at FVOCI of $16 million for the three months ended July 31, 2020 (April 30, 2020 – $17 million; July 31, 2019 – $13 million) and for the nine months ended July 31, 2020 – $50 million (July 31, 2019 – $42 million) has been recognized in interest income.
During the three months ended July 31, 2020, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $76 million (April 30, 2020 – $190 million; July 31, 2019 – $48 million) and for the nine months ended July 31, 2020 – $608 million (July 31, 2019 – $251 million). This has resulted in a loss of $2 million in the three months ended July 31, 2020 (April 30, 2020 – $87 million loss; July 31, 2019 – $8 million loss) and for the nine months ended a loss of $109 million (July 31, 2019 – $54 million loss).